Debt - Schedule of Aggregate of Long-Term Debt Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 439,885
2027	477,709
2028	1,774,581
2029	492,068
2030	1,829,947
Thereafter	1,801,680
Long-term Debt	6,815,870
Scheduled Principal Payments
Debt Instrument [Line Items]
2026	25,743
2027	17,237
2028	10,966
2029	8,483
2030	8,019
Thereafter	22,678
Long-term Debt	93,126
Balloon Payments
Debt Instrument [Line Items]
2026	414,142
2027	460,472
2028	1,763,615
2029	483,585
2030	1,821,928
Thereafter	1,779,002
Long-term Debt	$ 6,722,744